Investment Securities	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Securities	Investment Securities
The following tables summarize the Company’s AFS and HTM securities:

December 31, 2023 (Dollars in millions)	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
AFS securities:
U.S. Treasury	$10,511	$2	$472	$10,041
GSE	393	3	34	362
Agency MBS – residential	60,989	—	9,700	51,289
Agency MBS – commercial	2,817	—	569	2,248
States and political subdivisions	421	17	13	425
Non-agency MBS	3,698	—	717	2,981
Other	20	—	—	20
Total AFS securities	$78,849	$22	$11,505	$67,366
HTM securities:
Agency MBS – residential	$54,107	$—	$9,477	$44,630

December 31, 2022 (Dollars in millions)	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
AFS securities:
U.S. Treasury	$11,080	$—	$785	$10,295
GSE	339	—	36	303
Agency MBS – residential	65,377	—	10,152	55,225
Agency MBS – commercial	2,887	—	463	2,424
States and political subdivisions	425	15	24	416
Non-agency MBS	3,927	—	810	3,117
Other	21	—	—	21
Total AFS securities	$84,056	$15	$12,270	$71,801
HTM securities:
Agency MBS – residential	$57,713	$—	$9,922	$47,791

The amortized cost and estimated fair value of certain MBS securities issued by FNMA and FHLMC that exceeded 10% of shareholders’ equity are shown in the table below:

	December 31, 2023
(Dollars in millions)	Amortized Cost	Fair Value
FNMA	$39,872	$33,241
FHLMC	40,448	33,473

The amortized cost and estimated fair value of the securities portfolio by contractual maturity are shown in the following table. The expected life of MBS may be shorter than the contractual maturities because borrowers have the right to prepay their obligations with or without penalties.

	Amortized Cost					Fair Value
December 31, 2023 (Dollars in millions)	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
AFS securities:
U.S. Treasury	$3,603	$6,865	$14	$29	$10,511	$3,567	$6,436	$13	$25	$10,041
GSE	—	7	11	375	393	—	7	10	345	362
Agency MBS – residential	—	129	450	60,410	60,989	—	123	427	50,739	51,289
Agency MBS – commercial	—	—	71	2,746	2,817	—	—	67	2,181	2,248
States and political subdivisions	28	70	168	155	421	28	68	177	152	425
Non-agency MBS	—	—	218	3,480	3,698	—	—	169	2,812	2,981
Other	—	8	12	—	20	—	8	12	—	20
Total AFS securities	$3,631	$7,079	$944	$67,195	$78,849	$3,595	$6,642	$875	$56,254	$67,366
HTM securities:
Agency MBS – residential	$—	$—	$—	$54,107	$54,107	$—	$—	$—	$44,630	$44,630
The following tables present the fair values and gross unrealized losses of investments based on the length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total
December 31, 2023 (Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
AFS securities:
U.S. Treasury	$356	$2	$8,806	$470	$9,162	$472
GSE	16	—	255	34	271	34
Agency MBS – residential	258	4	51,006	9,696	51,264	9,700
Agency MBS – commercial	61	2	2,185	567	2,246	569
States and political subdivisions	35	—	243	13	278	13
Non-agency MBS	—	—	2,981	717	2,981	717
Other	—	—	20	—	20	—
Total	$726	$8	$65,496	$11,497	$66,222	$11,505
HTM securities:
Agency MBS – residential	$—	$—	$44,630	$9,477	$44,630	$9,477

	Less than 12 months		12 months or more		Total
December 31, 2022 (Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
AFS securities:
U.S. Treasury	$2,069	$49	$8,186	$736	$10,255	$785
GSE	180	14	114	22	294	36
Agency MBS – residential	25,041	3,263	30,050	6,889	55,091	10,152
Agency MBS – commercial	790	92	1,631	371	2,421	463
States and political subdivisions	251	21	20	3	271	24
Non-agency MBS	—	—	3,117	810	3,117	810
Other	21	—	—	—	21	—
Total	$28,352	$3,439	$43,118	$8,831	$71,470	$12,270
HTM securities:
Agency MBS – residential	$29,369	$5,613	$18,422	$4,309	$47,791	$9,922

At December 31, 2023 and December 31, 2022, no ACL was established for AFS or HTM securities. Substantially all of the unrealized losses on the securities portfolio, including non-agency MBS, were the result of changes in market interest rates compared to the date the securities were acquired rather than the credit quality of the issuers or underlying loans. HTM debt securities consist of residential agency MBS. Accordingly, the Company does not expect to incur any credit losses on investment securities.

The following table presents gross securities gains and losses recognized in earnings:

(Dollars in millions)	Year Ended December 31,
	2023	2022	2021
Gross realized gains	$—	$13	$—
Gross realized losses	—	(84)	—
Securities gains (losses), net	$—	$(71)	$—